Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

At June 30, 2024 and December 31, 2023, current accounts receivable, net consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Accounts receivable	$2,103,136	$2,279,593
Less: allowance for credit losses	(164,945)	(160,855)
Accounts receivable, net	$1,938,191	2,118,738

The following table describes the movements in the allowance for credit losses during the six months ended June 30, 2024.

	Six months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at December 31,	$160,855	$164,122
Adoption of ASC 326	-	1,787,386
Provision for credit losses	7,925	73,805
Foreign exchange difference	(3,835)	(140,569)
Balance at June 30 (Unaudited)	$164,945	$1,884,744

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.